                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10343

Morgan Stanley Nasdaq-100 Index Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: May 31, 2006

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY NASDAQ-100 INDEX FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended May 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2006

                                                                          LIPPER MULTI-
                                                             NASDAQ-         CAP GROWTH
                                                                 100              FUNDS
CLASS A        CLASS B       CLASS C        CLASS D      INDEX(R)(1)           INDEX(2)
 -5.57%         -5.98%        -5.97%         -5.62%         -5.56%                0.78%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

Market sentiment fluctuated significantly during the six-month period ended May 31, 2006. Rising oil prices, inflation expectations, the pace of economic growth and the intentions of the Federal Open Market Committee (the "Fed") were among the focal concerns of investors.

After a brisk November 2005, the broad stock market advanced at a more measured pace in December, with the growth-oriented Nasdaq-100 Index(R) retreating. An additional increase in the federal funds target rate and yield trends in the bond market combined with rising gold prices and the misfortunes of the auto industry to dampen investor optimism.

The stock market opened 2006 against the backdrop of a pronounced "January Effect." The "January Effect" is a historical trend wherein the market rallies in the first month of the calendar year, particularly in higher-volatility segments of the market such as small-cap and technology stocks. Stocks slowed their pace in February as investors became apprehensive about employment and payroll data and corporate earnings announcements. Sentiment brightened again in March and April as strong economic growth data, high-profile merger-and-acquisition activity and more positive developments on the corporate earnings front gave a boost to the stock market.

Yet, the period ended on a decidedly pessimistic note, with a steep sell-off in May. The Fed raised rates once again, and its accompanying language did little to soothe investors seeking a respite from monetary tightening. The central bank's actions combined with inflation data and rising oil prices to send a chill across the markets. Higher-beta stocks (those with greater volatility, including many in the Nasdaq-100 Index) encountered added pressure as investors retrenched.

PERFORMANCE ANALYSIS

Morgan Stanley Nasdaq-100 Index Fund underperformed the Nasdaq-100 Index* and the Lipper Multi-Cap Growth Funds Index for the six months ended May 31, 2006, assuming no deduction of applicable sales charges.

The Fund invested in the stocks that compose the Nasdaq-100 Index, with each holding representing approximately the same proportion in the portfolio as in the Index. (See "Investment Strategy" for more information.) Overall, the period proved difficult for the Index, with seven of its 10 sectors posting negative total returns. Telecommunications, industrials and materials were the only sectors that landed in positive territory. Yet, because of their relatively modest combined representation in the Index, these sectors' gains were not enough to offset the declines in other areas. (Because the Index is capitalization weighted, the returns of the larger holdings contribute proportionately more to overall performance.)

The technology sector detracted most from performance. Technology stocks enjoy the most substantial representation within the Index on a market capitalization basis, and as such, their declines had a substantial impact on overall performance. As investors rotated away from more volatile areas of the market in May, the technology sector faced particular pressure. Moreover, disappointing earnings news from several technology bellwethers further rankled investors. Select biotechnology stocks were also included among the Index's most significant laggards.

That said, there were a few bright spots, including transportation companies. The consumer services industry and the consumer durables and apparel industry were represented among positive contributors, as well, due to stock-specific reasons. Also, a handful of technology companies bucked the downward trend of the sector, and were rewarded by the market for good earnings announcements.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

QUALCOMM, Inc.                                      6.3%
Microsoft Corp.                                     5.6
Apple Computer, Inc.                                4.9
Google, Inc. (Class A)                              3.1
Cisco Systems, Inc.                                 3.0
Amgen Inc.                                          2.7
Starbucks Corp.                                     2.6
Intel Corp.                                         2.6
eBay, Inc.                                          2.4
Comcast Corp. (Class A)                             2.1

TOP FIVE INDUSTRIES

Packaged Software                                  11.8%
Semiconductors                                      9.1
Biotechnology                                       9.0
Telecommunication Equipment                         8.6
Computer Processing Hardware                        6.9

DATA AS OF MAY 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

* THE "NASDAQ-100(R)", "NASDAQ-100 INDEX(R)", AND "NASDAQ(R)" ARE TRADE OR SERVICE MARKS OF THE NASDAQ STOCK MARKET (TOGETHER WITH ITS AFFILIATES, "NASDAQ") AND HAVE BEEN LICENSED FOR USE BY THE FUND. NASDAQ HAS NOT PASSED ON THE LEGALITY OR SUITABILITY OF THE FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY NASDAQ. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND DISCLAIMS ALL WARRANTIES INCLUDING ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE FUND OR THE INDEX, THEIR USE, THE RESULT TO BE OBTAINED FROM THEIR USE, OR ANY DATA INCLUDED THEREIN. NASDAQ SHALL HAVE NO LIABILITY FOR ANY DAMAGES, CLAIMS, LOSSES, OR EXPENSES WITH RESPECT TO THE FUND/INDEX. NASDAQ SHALL HAVE NO LIABILITY FOR ANY LOST PROFITS OR SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. FOR MORE DETAILS, SEE THE DISCLAIMER IN THE STATEMENT OF ADDITIONAL INFORMATION.

INVESTMENT STRATEGY

The Fund will normally invest at least 80 percent of its assets in common stocks and other equity securities (which may include depositary receipts) of companies included in the Nasdaq-100. The "Investment Adviser," Morgan Stanley Investment Advisors Inc., "passively" manages substantially all of the Fund's assets by investing in securities in approximately the same proportion as they are represented in the Nasdaq-100. For example, if the common stock of a specific company represents five percent of the Nasdaq-100, the Investment Adviser typically will invest the same percentage of the Fund's assets in that stock. The Nasdaq-100 is a well-known stock market index that is composed of equity securities of 100 of the largest non-financial companies listed on The Nasdaq Stock Market. As of February 28, 2006, the approximate market capitalization range of companies included in the Nasdaq-100 was between $3.197 billion and $279.018 billion. The Fund will invest in foreign companies that are included in the Nasdaq-100.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

HOUSEHOLDING NOTICE

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED MAY 31, 2006

                               CLASS A SHARES*             CLASS B SHARES**      CLASS C SHARES+    CLASS D SHARES++
                              (SINCE 07/13/01)             (SINCE 07/13/01)     (SINCE 07/13/01)    (SINCE 07/13/01)
SYMBOL                                   NSQAX                        NSQBX                NSQCX               NSQDX
1 YEAR                                    2.16%(3)                     1.41%(3)             1.41%(3)            2.25%(3)
                                         (3.20)(4)                    (3.59)(4)             0.41(4)               --
SINCE INCEPTION                          (1.99)(3)                    (2.76)(3)            (2.74)(3)           (1.81)(3)
                                         (3.07)(4)                    (3.16)(4)            (2.74)(4)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE NASDAQ-100 (PRICE) INDEX(R) INCLUDES 100 OF THE LARGEST DOMESTIC AND INTERNATIONAL NON-FINANCIAL COMPANIES LISTED ON THE NASDAQ STOCK MARKET BASED ON MARKET CAPITALIZATION. THE INDEX REFLECTS COMPANIES ACROSS MAJOR INDUSTRY GROUPS INCLUDING COMPUTER HARDWARE AND SOFTWARE, TELECOMMUNICATIONS, RETAIL/WHOLESALE TRADE AND BIOTECHNOLOGY. IT DOES NOT CONTAIN FINANCIAL COMPANIES INCLUDING INVESTMENT COMPANIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER MULTI-CAP GROWTH FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER MULTI-CAP GROWTH FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/05 - 05/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                            BEGINNING            ENDING         EXPENSES PAID
                                                          ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD *
                                                          -------------      -------------      ---------------
                                                                                                   12/01/05 -
                                                            12/01/05           05/31/06             05/31/06
                                                          -------------      -------------      ---------------
CLASS A
Actual (-5.57% return)                                    $    1,000.00      $      944.30       $        3.10
Hypothetical (5% annual return before expenses)           $    1,000.00      $    1,021.74       $        3.23

CLASS B
Actual (-5.98% return)                                    $    1,000.00      $      940.20       $        6.77
Hypothetical (5% annual return before expenses)           $    1,000.00      $    1,017.95       $        7.04

CLASS C
Actual (-5.97% return)                                    $    1,000.00      $      940.30       $        6.14
Hypothetical (5% annual return before expenses)           $    1,000.00      $    1,018.60       $        6.39

CLASS D
Actual (-5.62% return)                                    $    1,000.00      $      943.80       $        1.94
Hypothetical (5% annual return before expenses)           $    1,000.00      $    1,022.94       $        2.02

----------
     * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.64%, 1.40%, 1.27% AND 0.40% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.09%, 1.85%, 1.72% AND 0.85%, FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board considered that the Fund's performance peer group included both managed funds and index funds. The Board also considered that the Fund's performance was in line with its benchmark for the one- and three-year periods. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund and concluded that the Fund's performance was acceptable.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board noted that the Adviser did not manage any other proprietary funds with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the advisory and administrative (together, the "management fee") rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it does not include any breakpoints. The Board also reviewed the level of the Fund's management fee and concluded that the fee, compared to the Fund's expense peer group, was sufficiently low, and there is a cap on the total expense ratio, so that, in effect, economies of scale were built into the management fee structure.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and 12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY NASDAQ-100 INDEX FUND
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

   NUMBER OF
    SHARES                                                               VALUE
-----------------------------------------------------------------------------------
                  COMMON STOCKS (93.2%)
                  ADVERTISING/MARKETING SERVICES (0.3%)
          2,529   Lamar Advertising Co.
                   (Class A)*                                        $      137,881
                                                                     --------------
                  AIR FREIGHT/COURIERS (1.2%)
          4,892   C.H. Robinson Worldwide, Inc.                             215,444
          3,058   Expeditors International of
                   Washington, Inc.                                         301,060
                                                                     --------------
                                                                            516,504
                                                                     --------------
                  APPAREL/FOOTWEAR RETAIL (0.5%)
          4,159   Ross Stores, Inc.                                         117,492
          5,037   Urban Outfitters, Inc.*                                    93,537
                                                                     --------------
                                                                            211,029
                                                                     --------------
                  BIOTECHNOLOGY (9.0%)
         16,671   Amgen Inc.*                                             1,126,793
          3,430   Amylin Pharmaceuticals, Inc.*                             155,894
         10,931   Biogen Idec Inc.*                                         509,713
         10,027   Celgene Corp.*                                            415,619
          9,460   Genzyme Corp.*                                            562,870
         13,304   Gilead Sciences, Inc.*                                    762,718
          7,694   MedImmune, Inc.*                                          244,823
                                                                     --------------
                                                                          3,778,430
                                                                     --------------
                  BROADCASTING (0.7%)
         44,360   Sirius Satellite Radio Inc.*                              200,951
          7,772   XM Satellite Radio Holdings Inc. (Class A)*               112,072
                                                                     --------------
                                                                            313,023
                                                                     --------------
                  CABLE/SATELLITE TV (3.0%)
         27,899   Comcast Corp. (Class A)*                                  896,395
          6,382   EchoStar Communications Corp. (Class A)*                  191,013
          7,058   Liberty Global Inc. (Class A)*                            161,840
                                                                     --------------
                                                                          1,249,248
                                                                     --------------
                  CASINO/GAMING (0.5%)
          3,170   Wynn Resorts, Ltd.*                                       225,704
                                                                     --------------
                  CHEMICALS: SPECIALTY (0.3%)
          1,888   Sigma-Aldrich Corp.                                       131,065
                                                                     --------------
                  COMPUTER COMMUNICATIONS (3.4%)
         64,215   Cisco Systems, Inc.*                               $    1,263,751
         10,810   Juniper Networks, Inc.*                                   172,203
                                                                     --------------
                                                                          1,435,954
                                                                     --------------
                  COMPUTER PERIPHERALS (0.9%)
         11,433   Network Appliance, Inc.*                                  365,856
                                                                     --------------
                  COMPUTER PROCESSING HARDWARE (6.9%)
         34,589   Apple Computer, Inc.*                                   2,067,385
         25,302   Dell, Inc.*                                               642,165
         43,997   Sun Microsystems, Inc.*                                   205,026
                                                                     --------------
                                                                          2,914,576
                                                                     --------------
                  CONTRACT DRILLING (0.4%)
          5,100   Patterson-UTI Energy, Inc.                                152,490
                                                                     --------------
                  DATA PROCESSING SERVICES (1.9%)
          2,542   CheckFree Corp.*                                          126,922
          6,744   Fiserv, Inc.*                                             291,004
         10,523   Paychex, Inc.                                             386,299
                                                                     --------------
                                                                            804,225
                                                                     --------------
                  DISCOUNT STORES (2.7%)
          7,283   Costco Wholesale Corp.                                    385,489
          4,919   Sears Holdings Corp.*                                     747,049
                                                                     --------------
                                                                          1,132,538
                                                                     --------------
                  ELECTRICAL PRODUCTS (0.3%)
          5,737   American Power Conversion Corp.                           112,904
                                                                     --------------
                  ELECTRONIC COMPONENTS (1.2%)
         18,309   Flextronics International Ltd. (Singapore)*               206,159
          5,201   SanDisk Corp.*                                            292,660
                                                                     --------------
                                                                            498,819
                                                                     --------------
                  ELECTRONIC DISTRIBUTORS (0.3%)
          2,440   CDW Corp.*                                                136,469
                                                                     --------------
                  ELECTRONIC EQUIPMENT/INSTRUMENTS (0.4%)
         56,129   JDS Uniphase Corp.*                                       170,071
                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                               VALUE
-----------------------------------------------------------------------------------
                  ELECTRONIC PRODUCTION EQUIPMENT (2.5%)
         23,977   Applied Materials, Inc.                            $      405,451
          8,686   Cadence Design Systems, Inc.*                             156,695
          7,066   KLA-Tencor Corp.                                          289,989
          4,220   Lam Research Corp.*                                       189,014
                                                                     --------------
                                                                          1,041,149
                                                                     --------------
                  FOOD RETAIL (0.6%)
          3,981   Whole Foods Market, Inc.                                  258,765
                                                                     --------------
                  HOME IMPROVEMENT CHAINS (0.4%)
          4,220   Fastenal Co.                                              181,460
                                                                     --------------
                  INFORMATION TECHNOLOGY SERVICES (1.1%)
          6,122   Citrix Systems, Inc.*                                     230,065
          3,936   Cognizant Technology Solutions Corp. (Class A)*           232,224
                                                                     --------------
                                                                            462,289
                                                                     --------------
                  INTERNET RETAIL (1.3%)
          8,089   Amazon.com, Inc.*                                         279,960
          9,756   IAC/InterActiveCorp*                                      251,997
                                                                     --------------
                                                                            531,957
                                                                     --------------
                  INTERNET SOFTWARE/SERVICES (6.0%)
          4,317   Akamai Technologies, Inc.*                                135,079
         10,553   BEA Systems, Inc.*                                        143,099
          7,045   Check Point Software Technologies Ltd. (Israel)*          136,109
          3,546   Google, Inc. (Class A)*                                 1,318,474
          6,789   VeriSign, Inc.*                                           152,413
         19,917   Yahoo!, Inc.*                                             629,178
                                                                     --------------
                                                                          2,514,352
                                                                     --------------
                  MAJOR TELECOMMUNICATIONS (0.5%)
          8,002   NTL INC*                                                  213,493
                                                                     --------------
                  MEDIA CONGLOMERATES (0.2%)
          6,955   Discovery Holding Company (Class A)*                       96,466
                                                                     --------------
                  MEDICAL DISTRIBUTORS (0.3%)
          3,875   Patterson Companies, Inc.*                                132,719
                                                                     --------------
                  MEDICAL SPECIALTIES (1.4%)
          9,740   Biomet, Inc.                                       $      342,945
          2,205   DENTSPLY International, Inc.                              131,859
          1,035   Intuitive Surgical, Inc.*                                 115,185
                                                                     --------------
                                                                            589,989
                                                                     --------------
                  MEDICAL/NURSING SERVICES (0.2%)
          2,740   Lincare Holdings, Inc.*                                   102,202
                                                                     --------------
                  MISCELLANEOUS COMMERCIAL SERVICES (0.6%)
          5,890   Cintas Corp.                                              249,500
                                                                     --------------
                  OTHER CONSUMER SERVICES (3.4%)
          5,129   Apollo Group, Inc. (Class A)*                             268,298
         30,659   eBay, Inc.*                                             1,005,922
         10,016   Expedia, Inc.*                                            142,327
                                                                     --------------
                                                                          1,416,547
                                                                     --------------
                  PACKAGED SOFTWARE (11.8%)
         17,221   Adobe Systems, Inc.*                                      493,037
          7,027   Autodesk, Inc.*                                           255,713
          6,513   Intuit Inc.*                                              360,104
        103,928   Microsoft Corp.**                                       2,353,969
         62,899   Oracle Corp.*                                             894,424
          5,135   Red Hat, Inc.*                                            134,640
         31,881   Symantec Corp.*                                           497,344
                                                                     --------------
                                                                          4,989,231
                                                                     --------------
                  PERSONNEL SERVICES (0.5%)
          3,921   Monster Worldwide, Inc.*                                  191,619
                                                                     --------------
                  PHARMACEUTICALS: OTHER (2.0%)
          3,010   Sepracor, Inc.*                                           155,828
         18,377   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)        669,107
                                                                     --------------
                                                                            824,935
                                                                     --------------
                  RECREATIONAL PRODUCTS (1.1%)
          7,216   Activision, Inc.*                                          94,313
          8,949   Electronic Arts, Inc.*                                    376,484
                                                                     --------------
                                                                            470,797
                                                                     --------------
                  RESTAURANTS (2.6%)
         31,016   Starbucks Corp.*                                        1,105,720
                                                                     --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

   NUMBER OF
    SHARES                                                               VALUE
-----------------------------------------------------------------------------------
                  SEMICONDUCTORS (9.1%)
         14,897   Altera Corp.*                                      $      291,385
          7,232   ATI Technologies Inc. (Canada)*                           119,400
         12,382   Broadcom Corp. (Class A)*                                 418,635
         60,201   Intel Corp.                                             1,084,822
         11,940   Linear Technology Corp.                                   402,975
          8,000   Marvell Technology Group, Ltd. (Bermuda)*                 381,360
         13,128   Maxim Integrated Products, Inc.                           403,423
          5,176   Microchip Technology Inc.                                 177,537
          9,824   NVIDIA Corp.*                                             225,756
         13,365   Xilinx, Inc.                                              347,490
                                                                     --------------
                                                                          3,852,783
                                                                     --------------
                  SERVICES TO THE HEALTH INDUSTRY (0.7%)
          3,816   Express Scripts, Inc.*                                    279,637
                                                                     --------------
                  SPECIALTY STORES (2.0%)
         11,681   Bed Bath & Beyond Inc.*                                   410,821
          4,063   PETsMART, Inc.                                            108,401
         14,303   Staples, Inc.                                             335,977
                                                                     --------------
                                                                            855,199
                                                                     --------------
                  TELECOMMUNICATION EQUIPMENT (8.6%)
          6,128   Comverse Technology, Inc.*                                138,003
          2,933   Garmin Ltd. (Cayman Islands)                              273,620
         58,376   QUALCOMM, Inc.                                          2,639,179
          5,414   Research In Motion Ltd. (Canada)*                         351,314
          3,211   Telefonaktiebolaget LM Ericsson (ADR) (Sweden)            102,848
          7,484   Tellabs, Inc.*                                            107,021
                                                                     --------------
                                                                          3,611,985
                                                                     --------------
                  TRUCKS/CONSTRUCTION/FARM MACHINERY (1.5%)
          3,531   Joy Global Inc.                                           189,756
          5,530   PACCAR, Inc.                                              424,981
                                                                     --------------
                                                                            614,737
                                                                     --------------
                  WIRELESS TELECOMMUNICATIONS (0.9%)
          2,830   Millicom Intl Cellular S.A.
                   (Luxembourg)*                                     $      127,775
          4,320   NII Holdings, Inc. (Class B)*                             235,267
                                                                            363,042
                                                                     --------------
                  TOTAL COMMON STOCKS
                   (COST $29,382,936)                                    39,237,359
                                                                     --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
---------------
                  SHORT-TERM INVESTMENT (7.1%)
                  REPURCHASE AGREEMENT
$         2,992   Joint repurchase agreement
                   account 5.02% due 06/01/06
                   (dated 05/31/06; proceeds
                   $2,992,417) (a)
                   (COST $2,992,000)                                      2,992,000
                                                                     --------------
TOTAL INVESTMENTS
 (COST $32,374,936) (b)(c)                                 100.3%        42,229,359
LIABILITIES IN EXCESS OF OTHER ASSETS                       (0.3)          (109,699)
                                                           -----     --------------
NET ASSETS                                                 100.0%    $   42,119,660
                                                           =====     ==============

----------
     ADR  AMERICAN DEPOSITARY RECEIPT.

      *   NON-INCOME PRODUCING SECURITY.

     ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $270,000.

     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

     (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $2,711,620 IN CONNECTION WITH OPEN FUTURES CONTRACTS.

     (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,924,299 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,069,876, RESULTING IN NET UNREALIZED APPRECIATION OF $9,854,423.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT MAY 31, 2006:

NUMBER OF                      DESCRIPTION, DELIVERY            UNDERLYING FACE        UNREALIZED
CONTRACTS      LONG/SHORT          MONTH AND YEAR               AMOUNT AT VALUE       DEPRECIATION
--------------------------------------------------------------------------------------------------
     7            Long         Nasdaq-100 Index
                               June 2006                        $     1,108,100      $     (54,705)
    55            Long         Nasdaq-100 E-Mini
                               June 2006                              1,741,300            (77,688)
                                                                                     -------------
                               Total Unrealized Depreciation                         $    (132,393)
                                                                                     =============

SUMMARY OF INVESTMENTS

                                                             PERCENT OF
SECTOR                                        VALUE          NET ASSETS
-------------------------------------------------------------------------
Electronic Technology                     $   13,891,193             33.0%
Technology Services                            8,770,097             20.8
Health Technology                              5,193,354             12.3
Consumer Services                              4,406,708             10.5
Retail Trade                                   3,170,948              7.5
Repurchase Agreement                           2,992,000              7.1
Producer Manufacturing                           727,641              1.7
Communications                                   576,535              1.4
Commercial Services                              579,000              1.4
Transportation                                   516,504              1.2
Consumer Durables                                470,797              1.1
Health Services                                  381,839              0.9
Distribution Services                            269,188              0.7
Industrial Services                              152,490              0.4
Process Industries                               131,065              0.3
                                          --------------   --------------
                                          $   42,229,359*           100.3%
                                          ==============   ==============

----------
* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $2,849,400 WITH UNREALIZED DEPRECIATION OF $132,393.

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2006 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $32,374,936)                         $ 42,229,359
Cash                                                                                    607
Receivable for:
    Dividends                                                                        29,302
    Variation margin                                                                 23,400
    Shares of beneficial interest sold                                                1,612
    Interest                                                                            417
Prepaid expenses and other assets                                                    43,091
                                                                               ------------
    TOTAL ASSETS                                                                 42,327,788
                                                                               ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest redeemed                                           98,450
    Distribution fee                                                                 31,468
    Transfer agent fee                                                                4,271
Accrued expenses and other payables                                                  73,939
                                                                               ------------
    TOTAL LIABILITIES                                                               208,128
                                                                               ------------
    NET ASSETS                                                                 $ 42,119,660
                                                                               ============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                $ 35,666,331
Net unrealized appreciation                                                       9,722,030
Accumulated net investment loss                                                     (94,261)
Accumulated net realized loss                                                    (3,174,440)
                                                                               ------------
    NET ASSETS                                                                 $ 42,119,660
                                                                               ============
CLASS A SHARES:
Net Assets                                                                     $ 10,655,668
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         1,185,801
    NET ASSET VALUE PER SHARE                                                  $       8.99
                                                                               ============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                            $       9.49
                                                                               ============
CLASS B SHARES:
Net Assets                                                                     $ 21,856,674
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                         2,527,241
    NET ASSET VALUE PER SHARE                                                  $       8.65
                                                                               ============
CLASS C SHARES:
Net Assets                                                                     $  8,620,523
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           994,912
    NET ASSET VALUE PER SHARE                                                  $       8.66
                                                                               ============
CLASS D SHARES:
Net Assets                                                                     $    986,795
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                           108,778
    NET ASSET VALUE PER SHARE                                                  $       9.07
                                                                               ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2006 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $684 foreign withholding tax)                                $    118,434
Interest                                                                             66,945
                                                                               ------------
    TOTAL INCOME                                                                    185,379
                                                                               ------------
EXPENSES
Distribution fee (Class A shares)                                                    13,681
Distribution fee (Class B shares)                                                   127,316
Distribution fee (Class C shares)                                                    40,567
Transfer agent fees and expenses                                                     47,649
Shareholder reports and notices                                                      36,382
Professional fees                                                                    31,280
Investment advisory fee                                                              29,404
Registration fees                                                                    22,709
Administration fee                                                                   19,602
Custodian fees                                                                        8,565
Trustees' fees and expenses                                                             366
Other                                                                                13,704
                                                                               ------------
    TOTAL EXPENSES                                                                  391,225
Less: amounts waived/reimbursed                                                    (111,459)
Less: expense offset                                                                   (190)
                                                                               ------------
    NET EXPENSES                                                                    279,576
                                                                               ------------
    NET INVESTMENT LOSS                                                             (94,197)
                                                                               ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN ON:
Investments                                                                         232,892
Futures contracts                                                                   187,375
                                                                               ------------
    NET REALIZED GAIN                                                               420,267
                                                                               ------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                                      (2,587,500
Futures contracts                                                                  (396,298)
                                                                               ------------
    NET DEPRECIATION                                                             (2,983,798)
                                                                               ------------
    NET LOSS                                                                     (2,563,531)
                                                                               ------------
NET DECREASE                                                                   $ (2,657,728)
                                                                               ============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX      FOR THE YEAR
                                                                  MONTHS ENDED         ENDED
                                                                  MAY 31, 2006   NOVEMBER 30, 2005
                                                                  ------------   -----------------
                                                                   (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                               $    (94,197)  $        (286,887)
Net realized gain                                                      420,267              66,365
Net change in unrealized appreciation                               (2,983,798)          2,722,450
                                                                  ------------   -----------------
    NET INCREASE (DECREASE)                                         (2,657,728)          2,501,928

Net decrease from transactions in shares of beneficial interest     (7,486,175)         (6,945,436)
                                                                  ------------   -----------------
    NET DECREASE                                                   (10,143,903)         (4,443,508)

NET ASSETS:
Beginning of period                                                 52,263,563          56,707,071
                                                                  ------------   -----------------
END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $94,261 AND $64,
RESPECTIVELY)                                                     $ 42,119,660   $      52,263,563
                                                                  ============   =================

                        SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Nasdaq-100 Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that, before expenses, correspond to the total return of the Nasdaq-100 Index (the "Nasdaq-100"). The Fund was organized as a Massachusetts business trust on April 10, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.12% to the daily net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.40% of the average daily net assets of the Fund on an annualized basis.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,550,729 at May 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.87%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $45,887 and $254, respectively and received $3,458 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2006 aggregated $5,099,926 and $10,039,607, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

At May 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, owned 72,605 Class D shares of beneficial interest.

The Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                             FOR THE SIX               FOR THE YEAR
                                             MONTHS ENDED                 ENDED
                                             MAY 31, 2006            NOVEMBER 30, 2005
                                      -------------------------  -------------------------
                                             (UNAUDITED)
                                         SHARES        AMOUNT      SHARES        AMOUNT
                                      -----------   -----------  ----------   ------------
CLASS A SHARES
Sold                                      214,142   $ 2,053,467    720, 134   $  6,260,355
Conversion from Class B                    59,454       569,930     361,366      2,969,479
Redeemed                                 (268,400)   (2,566,746)   (422,823)    (3,685,454)
                                      -----------   -----------  ----------   ------------
Net increase -- Class A                     5,196        56,651     658,677      5,544,380
                                      -----------   -----------  ----------   ------------
CLASS B SHARES
Sold                                       40,962       378,034     414,380      3,537,084
Conversion to Class A                     (61,697)     (569,930)   (372,501)    (2,969,479)
Redeemed                                 (460,753)   (4,260,273) (1,590,815)   (13,541,735)
                                      -----------   -----------  ----------   ------------
Net decrease -- Class B                  (481,488)   (4,452,169) (1,548,936)   (12,974,130)
                                      -----------   -----------  ----------   ------------
CLASS C SHARES
Sold                                       51,819       480,148     168,745      1,459,330
Redeemed                                  (95,100)     (879,129)   (317,261)    (2,741,687)
                                      -----------   -----------  ----------   ------------
Net decrease -- Class C                   (43,281)     (398,981)   (148,516)    (1,282,357)
                                      -----------   -----------  ----------   ------------
CLASS D SHARES
Sold                                       42,475       428,010     250,710      2,325,669
Redeemed                                 (326,612)   (3,119,686)    (63,462)      (558,998)
                                      -----------   -----------  ----------   ------------
Net increase (decrease) -- Class D       (284,137)   (2,691,676)    187,248      1,766,671
                                      -----------   -----------  ----------   ------------
Net decrease in Fund                     (803,710)  $(7,486,175)   (851,527)  $ (6,945,436)
                                      ===========   ===========  ==========   ============

6. EXPENSE OFFSET

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

7. FEDERAL INCOME TAX STATUS

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2005, the Fund had a net capital loss carryforward of $3,094,274 of which $1,194,469 will expire on November 30, 2010, $696,778 will expire on November 30, 2011 and $1,203,027 will expire on November 30, 2012 to offset future capital gains to the extent provided by regulations.

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts.

8. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the Nasdaq-100 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the Nasdaq-100.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

9. LEGAL MATTERS

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                               FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED NOVEMBER 30,               JULY 13, 2001*
                                 MONTHS ENDED       -----------------------------------------------------          THROUGH
                                 MAY 31, 2006          2005           2004          2003          2002        NOVEMBER 30, 2001
                                 ------------       ----------     ----------    ----------    ----------     -----------------
                                 (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                         $       9.52       $     8.97     $     8.17    $     6.40    $     9.13     $           10.00
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Income (loss) from investment
  operations:
    Net investment income++              0.01             0.01           0.05          0.00          0.00                  0.00
    Net realized and unrealized
      gain (loss)                       (0.54)            0.54           0.75          1.77         (2.68)                (0.87)
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Total income (loss) from
  investment operations                 (0.53)            0.55           0.80          1.77         (2.68)                (0.87)
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Less distributions from net
  realized gain                             -                -              -             -         (0.05)                    -
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Net asset value, end of period   $       8.99       $     9.52     $     8.97    $     8.17    $     6.40     $            9.13
                                 ============       ==========     ==========    ==========    ==========     =================
TOTAL RETURN+                           (5.57)%(1)        6.13%          9.79%        27.66%       (29.32)%               (8.70)%(1)

RATIOS TO AVERAGE NET
  ASSETS(3)(4):
Expenses                                 0.64%(2)         0.64%          0.71%         0.30%         0.24%                 0.25%(2)
Net investment income (loss)             0.12%(2)         0.04%          0.44%         0.02%        (0.06)%                0.04%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                   $     10,656       $   11,243     $    4,681    $    2,760    $      956     $             462
Portfolio turnover rate                    11%(1)            8%             8%            2%            7%                   10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                          EXPENSE     NET INVESTMENT
                 PERIOD ENDED                              RATIO       LOSS RATIO
               -----------------                          -------     --------------
               MAY 31, 2006                                  1.09%             (0.34)%
               NOVEMBER 30, 2005                             1.33              (0.65)
               NOVEMBER 30, 2004                             1.27              (0.12)
               NOVEMBER 30, 2003                             1.25              (0.93)
               NOVEMBER 30, 2002                             1.75              (1.57)
               NOVEMBER 30, 2001                             3.50              (3.21)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                              FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED NOVEMBER 30,              JULY 13, 2001*
                                 MONTHS ENDED       -----------------------------------------------------         THROUGH
                                 MAY 31, 2006          2005           2004          2003          2002       NOVEMBER 30, 2001
                                 ------------       ----------     ----------    ----------    ----------    -----------------
                                 (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                         $       9.20       $     8.73     $     8.01    $     6.33    $     9.10    $           10.00
                                 ------------       ----------     ----------    ----------    ----------    -----------------
Income (loss) from investment
  operations:
    Net investment loss++               (0.03)           (0.06)         (0.03)        (0.05)        (0.06)               (0.02)
    Net realized and unrealized
      gain (loss)                       (0.52)            0.53           0.75          1.73         (2.66)               (0.88)
                                 ------------       ----------     ----------    ----------    ----------    -----------------
Total income (loss) from
  investment operations                 (0.55)            0.47           0.72          1.68         (2.72)               (0.90)
                                 ------------       ----------     ----------    ----------    ----------    -----------------
Less distributions from
  net realized gain                         -                -              -             -         (0.05)                   -
                                 ------------       ----------     ----------    ----------    ----------    -----------------
Net asset value, end of period   $       8.65       $     9.20     $     8.73    $     8.01    $     6.33    $            9.10
                                 ============       ==========     ==========    ==========    ==========    =================
TOTAL RETURN+                           (5.98)%(1)        5.38%          8.99%        26.54%       (29.85)%              (9.00)%(1)

RATIOS TO AVERAGE NET
  ASSETS(3)(4):
Expenses                                 1.40%(2)         1.40%          1.48%         1.06%         1.00%                1.00%(2)
Net investment loss                     (0.64)%(2)       (0.72)%        (0.33)%       (0.74)%       (0.82)%              (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                   $     21,857       $  2 7,681     $   39,801    $   38,028    $   17,095    $          11,008
Portfolio turnover rate                    11%(1)            8%             8%            2%            7%                  10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                          EXPENSE       NET INVESTMENT
                 PERIOD ENDED                              RATIO         LOSS RATIO
               -----------------                         ---------     ---------------
               MAY 31, 2006                                   1.85%              (1.10)%
               NOVEMBER 30, 2005                              2.09               (1.41)
               NOVEMBER 30, 2004                              2.04               (0.89)
               NOVEMBER 30, 2003                              2.01               (1.69)
               NOVEMBER 30, 2002                              2.51               (2.33)
               NOVEMBER 30, 2001                              4.25               (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                               FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED NOVEMBER 30,               JULY 13, 2001*
                                 MONTHS ENDED       -----------------------------------------------------          THROUGH
                                 MAY 31, 2006          2005           2004          2003          2002        NOVEMBER 30, 2001
                                 ------------       ----------     ----------    ----------    ----------     -----------------
                                 (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                         $       9.21       $     8.74     $     8.02    $     6.33    $     9.10     $           10.00
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Income (loss) from investment
  operations:
    Net investment loss++               (0.02)           (0.06)         (0.02)        (0.05)        (0.05)                (0.02)
    Net realized and unrealized
      gain (loss)                       (0.53)            0.53           0.74          1.74         (2.67)                (0.88)
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Total income (loss) from
  investment operations                 (0.55)            0.47           0.72          1.69         (2.72)                (0.90)
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Less distributions from
  net realized gain                         -                -              -             -         (0.05)                    -
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Net asset value, end of period   $       8.66       $     9.21     $     8.74    $     8.02    $     6.33     $            9.10
                                 ============       ==========     ==========    ==========    ==========     =================
TOTAL RETURN+                           (5.97)%(1)        5.38%          8.98%        26.70%       (29.85)%               (9.00)%(1)

RATIOS TO AVERAGE NET
  ASSETS(3)(4):
Expenses                                 1.27%(2)         1.32%          1.48%         1.06%         1.00%                 1.00%(2)
Net investment loss                     (0.51)%(2)       (0.64)%        (0.33)%       (0.74)%       (0.82)%               (0.71)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                   $      8,620       $    9,563     $   10,368    $    8,677    $    4,009     $           2,262
Portfolio turnover rate                    11%(1)            8%             8%            2%            7%                   10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                    EXPENSE        NET INVESTMENT
                PERIOD ENDED                         RATIO           LOSS RATIO
               -----------------                    -------        --------------
               MAY 31, 2006                            1.72%                (0.97)%
               NOVEMBER 30, 2005                       2.01                 (1.33)
               NOVEMBER 30, 2004                       2.04                 (0.89)
               NOVEMBER 30, 2003                       2.01                 (1.69)
               NOVEMBER 30, 2002                       2.51                 (2.33)
               NOVEMBER 30, 2001                       4.25                 (3.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                               FOR THE PERIOD
                                 FOR THE SIX                     FOR THE YEAR ENDED NOVEMBER 30,               JULY 13, 2001*
                                 MONTHS ENDED       -----------------------------------------------------          THROUGH
                                 MAY 31, 2006          2005           2004          2003          2002        NOVEMBER 30, 2001
                                 ------------       ----------     ----------    ----------    ----------     -----------------
                                 (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of
  period                         $       9.61       $     9.03     $     8.21    $     6.42    $     9.14     $           10.00
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Income (loss) from investment
  operations:
   Net investment income++               0.02             0.03           0.06          0.02          0.01                  0.01
   Net realized and unrealized
     gain (loss)                        (0.56)            0.55           0.76          1.77         (2.68)                (0.87)
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Total income (loss) from
  investment operations                 (0.54)            0.58           0.82          1.79         (2.67)                (0.86)
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Less distributions from
  net realized gain                         -                -              -             -         (0.05)                    -
                                 ------------       ----------     ----------    ----------    ----------     -----------------
Net asset value,
  end of period                  $       9.07       $     9.61     $     9.03    $     8.21    $     6.42     $            9.14
                                 ============       ==========     ==========    ==========    ==========     =================
TOTAL RETURN+                           (5.62)%(1)        6.42%          9.99%        27.88%       (29.17)%               (8.60)%(1)

RATIOS TO AVERAGE NET
  ASSETS(3)(4):
Expenses                                 0.40%(2)         0.40%          0.48%         0.06%         0.00%                 0.00%(2)
Net investment income                    0.36%(2)         0.28%          0.67%         0.26%         0.18%                 0.29%(2)

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                   $        987       $    3,776     $    1,857    $    1,548    $    3,224     $             886
Portfolio turnover rate                    11%(1)            8%             8%            2%            7%                   10%(1)

----------
*    COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME (LOSS) RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                  EXPENSE         NET INVESTMENT
                PERIOD ENDED                       RATIO       INCOME (LOSS) RATIO
               ----------------                   -------      -------------------
               MAY 31, 2006                          0.85%                   (0.10)%
               NOVEMBER 30, 2005                     1.09                    (0.41)
               NOVEMBER 30, 2004                     1.04                     0.11
               NOVEMBER 30, 2003                     1.01                    (0.69)
               NOVEMBER 30, 2002                     1.51                    (1.33)
               NOVEMBER 30, 2001                     3.25                    (2.96)

                        SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

NSQRPT-39910RPT-RA06-00598P-T05/06

[GRAPHIC]

MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      NASDAQ-100
                                                                      INDEX FUND

                                                               SEMIANNUAL REPORT
                                                                    MAY 31, 2006

[MORGAN STANLEY LOGO]
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Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

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Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
July 20, 2006


/s/ Francis Smith
--------------------------------------
Francis Smith
Principal Financial Officer
July 20, 2006